INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Federal tax statutory rate	21.00%	21.00%
Permanent differences	(0.00%)	(11.60%)
Valuation allowance	21.00%	(9.40%)
Effective rate	0.00%	0.00%